Employee Benefits - Summary of Weighted-Average Assumptions (Details)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	5 years 10 months 24 days	5 years 10 months 24 days
Pension
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	12 years	14 years
Provident Fund
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	7.10%	6.50%
Weighted average duration of defined benefit obligation	6 years	6 years
Expected rate of return on plan assets	8.15%	7.70%
Expected guaranteed interest rate	8.15%	8.10%
Benefit Obligations | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	7.10%	6.50%
Benefit Obligations | Gratuity | Weighted Average
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average rate of increase in compensation levels	6.00%	6.00%
Benefit Obligations | Pension | Bottom of Range
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	1.80%	0.40%
Weighted average rate of increase in compensation levels	1.00%	1.00%
Benefit Obligations | Pension | Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	3.80%	1.70%
Weighted average rate of increase in compensation levels	3.00%	3.00%
Net Periodic Benefit Cost
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	For domestic defined benefit plan in India, the market for high quality corporate bonds being not developed, the yield of government bonds is considered as the discount rate. For most of our overseas defined benefit plan, given that the market for high quality corporate bonds is not developed, the Government bond rate adjusted for corporate spreads is used.
Attrition rate	Attrition rate considered is the management’s estimate based on the past long-term trend of employee turnover in the Company. The tenure has been considered taking into account the past long-term trend of employees' average remaining service life which reflects the average estimated term of post-employment benefit obligation.
Net Periodic Benefit Cost | Weighted Average
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average rate of increase in compensation levels	The average rate of increase in compensation levels is determined by the Company, considering factors such as, the Company’s past compensation revision trends, inflation in respective markets and management’s estimate of future salary increases.
Net Periodic Benefit Cost | Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	6.50%	6.10%	6.20%
Net Periodic Benefit Cost | Gratuity | Weighted Average
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average rate of increase in compensation levels	6.00%	6.00%	6.00%
Net Periodic Benefit Cost | Pension | Bottom of Range
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	0.40%	0.10%	0.50%
Weighted average rate of increase in compensation levels	1.00%	1.00%	1.00%
Net Periodic Benefit Cost | Pension | Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	1.70%	0.90%	1.70%
Weighted average rate of increase in compensation levels	3.00%	3.00%	3.00%